Other income and gains - net	12 Months Ended
Dec. 31, 2021
Other income and gains - net
Other income and gains - net
9.	Other income and gains – net

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Investment income from wealth management products	723	4,182	4,925

Dividends from equity security	—	—	745

Fair value gain/(loss) on
- wealth management products	224	470	(10,792)
- equity security	—	(3,153)	(3,011)
- other investments	—	609	1,668
- derivative financial instruments	—	196	2,002

Gain/(loss) on
- settlement of derivative financial instruments	—	1,550	8,709
- disposal of property, plant and equipment	1,505	—	—
- disposal of right-of-use assets	—	—	(846)
- disposal of subsidiaries	—	—	2,305

Government grants (Note)	11,695	3,869	3,991
Amortization on deferred income from ADS depository (Note 29)	—	2,405	4,373
Donations	(1,090)	(2,327)	(9,866)
Others	240	725	1,126
	13,297	8,526	5,329

Note:

Government grants are subsidies received for compensating the Group’s research and development expenses incurred for certain projects and other operating activities.